Short and long-term documents: Additional information (Details) $ in Thousands, $ in Thousands					1 Months Ended
	Oct. 10, 2025	Oct. 07, 2024	Sep. 22, 2023	Mar. 22, 2013 MXN ($)	May 31, 2022 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	May 31, 2022 MXN ($)	May 31, 2022 USD ($)	Jun. 24, 2015 MXN ($)	Jun. 24, 2015 USD ($)	Jun. 01, 2015	Mar. 22, 2013 USD ($)
Long-term debt:
Proportion of interest in subsidiary	60.00%	60.00%	60.00%
Borrowings, interest rate														14.09%
Debt coverage ratio						2	2	2.1	2.1
Aerostar
Long-term debt:
Notional amount				$ 4,471,000											$ 350,000
Borrowings, interest rate												6.75%	6.75%
Debt coverage ratio										1	1
Senior secured notes due on March 22, 2035
Long-term debt:
Notional amount						$ 9,140,383	$ 600,000	$ 10,758,317	$ 600,000
Borrowings, interest rate				5.75%											5.75%
Debt Instrument, Quoted Yield				2.39%
Spread Credit				336											336
Senior secured notes due on March 22, 2035 | Aerostar
Long-term debt:
Principal Amount With Modified Payment Terms					$ 50,000
Notional amount										$ 3,947,522	$ 200,000	$ 737,000	$ 50,000
Debt Instrument, Quoted Yield					4.92%